Principal accounting policies - Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Servers, computers and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Servers, computers and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Residual rate	0.00%
Servers, computers and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Residual rate	5.00%
Furniture, fixture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Residual rate	5.00%
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years
Residual rate	5.00%
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	Shorter of lease term or 5 years